Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	2,089	1,543	1,156
Granted, Shares	469	546	741
Exercised, Shares	(136)		(354)
Canceled, Shares	0	0	0
Outstanding at end of year, Shares	2,422	2,089	1,543
Options exercisable at end of year, Shares	1,263	1,012
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 40.47	$ 39.03	$ 38.26
Granted, Weighted - Average Exercise Price	$ 50.63	$ 44.51	$ 35.76
Exercised, Weighted - Average Exercise Price	$ 41.30		$ 29.67
Canceled, Weighted - Average Exercise Price	$ 0	$ 0	$ 0
Outstanding at end of period, Weighted - Average Exercise Price	$ 42.39	$ 40.47	$ 39.03
Options exercisable at end of year, Weighted - Average Exercise Price	$ 40.40	$ 39.75